Calvert
VP SRI Mid Cap Portfolio
September 30, 2024
Schedule of Investments (Unaudited)

Common Stocks — 97.1%

Security	Shares	Value
Automobile Components — 2.8%
Dorman Products, Inc.(1)	6,512	$ 736,637
		$ 736,637
Banks — 2.5%
Commerce Bancshares, Inc.	5,675	$ 337,095
First Financial Bankshares, Inc.	8,695	321,802
		$ 658,897
Biotechnology — 1.0%
Neurocrine Biosciences, Inc.(1)	2,200	$ 253,484
		$253,484
Broadline Retail — 0.4%
Etsy, Inc.(1)	1,820	$101,065
		$101,065
Building Products — 2.0%
AZEK Co., Inc.(1)	11,441	$535,439
		$535,439
Capital Markets — 4.3%
LPL Financial Holdings, Inc.	1,428	$332,196
Tradeweb Markets, Inc., Class A	6,567	812,141
		$1,144,337
Chemicals — 1.9%
Quaker Chemical Corp.	2,971	$500,584
		$500,584
Commercial Services & Supplies — 3.4%
Copart, Inc.(1)	13,438	$704,151
Rentokil Initial PLC ADR(2)	7,712	192,260
		$896,411
Communications Equipment — 3.5%
Motorola Solutions, Inc.	2,020	$908,253
		$908,253
Consumer Staples Distribution & Retail — 2.7%
Casey's General Stores, Inc.	609	$228,807
U.S. Foods Holding Corp.(1)	7,948	488,802
		$717,609
Containers & Packaging — 4.0%
AptarGroup, Inc.	5,775	$925,097
Avery Dennison Corp.	587	129,586
		$1,054,683
Security	Shares	Value
Electric Utilities — 2.4%
Alliant Energy Corp.	10,562	$ 641,008
		$ 641,008
Electrical Equipment — 2.5%
AMETEK, Inc.	3,883	$ 666,750
		$ 666,750
Electronic Equipment, Instruments & Components — 1.9%
TE Connectivity PLC	3,316	$ 500,683
		$ 500,683
Food Products — 0.4%
Lamb Weston Holdings, Inc.	1,657	$107,274
		$107,274
Ground Transportation — 1.6%
Landstar System, Inc.	2,262	$427,224
		$427,224
Health Care Equipment & Supplies — 6.9%
Cooper Cos., Inc.(1)	6,267	$691,501
IDEXX Laboratories, Inc.(1)	1,078	544,627
Teleflex, Inc.	2,349	580,955
		$1,817,083
Hotels, Restaurants & Leisure — 6.6%
Aramark	14,057	$544,428
Choice Hotels International, Inc.	2,243	292,263
Domino's Pizza, Inc.	548	235,717
Wyndham Hotels & Resorts, Inc.	8,390	655,594
		$1,728,002
Household Durables — 1.3%
NVR, Inc.(1)	35	$343,413
		$343,413
Household Products — 1.5%
Church & Dwight Co., Inc.	3,681	$385,474
		$385,474
Industrial REITs — 1.7%
Rexford Industrial Realty, Inc.	8,646	$434,980
		$434,980
Insurance — 8.2%
American Financial Group, Inc.	3,025	$407,165
Arch Capital Group Ltd.(1)	3,662	409,705
Kinsale Capital Group, Inc.	665	309,604
Ryan Specialty Holdings, Inc.	4,661	309,444

Calvert
VP SRI Mid Cap Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
W.R. Berkley Corp.	4,854	$ 275,367
White Mountains Insurance Group Ltd.	271	459,670
		$ 2,170,955
IT Services — 1.5%
VeriSign, Inc.(1)	2,057	$ 390,748
		$ 390,748
Life Sciences Tools & Services — 1.3%
Avantor, Inc.(1)	13,221	$ 342,027
		$342,027
Machinery — 4.6%
Graco, Inc.	4,960	$434,049
Middleby Corp.(1)	2,928	407,373
Nordson Corp.	1,360	357,177
		$1,198,599
Multi-Utilities — 2.5%
CMS Energy Corp.	9,338	$659,543
		$659,543
Pharmaceuticals — 1.6%
Royalty Pharma PLC, Class A	15,102	$427,236
		$427,236
Professional Services — 2.1%
Dayforce, Inc.(1)(2)	4,408	$269,990
Verisk Analytics, Inc.	1,096	293,684
		$563,674
Residential REITs — 4.5%
Equity LifeStyle Properties, Inc.	9,948	$709,690
Mid-America Apartment Communities, Inc.	2,993	475,588
		$1,185,278
Semiconductors & Semiconductor Equipment — 3.6%
Entegris, Inc.	1,640	$184,549
Microchip Technology, Inc.	3,694	296,591
ON Semiconductor Corp.(1)	4,070	295,523
Teradyne, Inc.	1,285	172,100
		$948,763
Software — 1.8%
Tyler Technologies, Inc.(1)	797	$465,225
		$465,225
Security	Shares	Value
Specialized REITs — 2.7%
Lamar Advertising Co., Class A	5,382	$ 719,035
		$ 719,035
Specialty Retail — 4.1%
Burlington Stores, Inc.(1)	1,611	$ 424,467
O'Reilly Automotive, Inc.(1)	577	664,473
		$ 1,088,940
Trading Companies & Distributors — 3.3%
Core & Main, Inc., Class A(1)	12,457	$ 553,091
United Rentals, Inc.	405	327,939
		$881,030
Total Common Stocks (identified cost $20,125,853)		$25,600,343

Short-Term Investments — 3.8%
Affiliated Fund — 3.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(3)	814,060	$ 814,060
Total Affiliated Fund (identified cost $814,060)		$ 814,060
Securities Lending Collateral — 0.7%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(4)	200,393	$ 200,393
Total Securities Lending Collateral (identified cost $200,393)		$ 200,393
Total Short-Term Investments (identified cost $1,014,453)		$ 1,014,453
Total Investments — 100.9% (identified cost $21,140,306)		$26,614,796
Other Assets, Less Liabilities — (0.9)%		$ (238,824)
Net Assets — 100.0%		$26,375,972

Calvert
VP SRI Mid Cap Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2024. The aggregate market value of securities on loan at September 30, 2024 was $457,549 and the total market value of the collateral received by the Fund was $469,039, comprised of cash of $200,393 and U.S. government and/or agencies securities of $268,646.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.
(4)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

The Fund did not have any open derivative instruments at September 30, 2024.
Affiliated Investments
At September 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $814,060, which represents 3.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$252,706	$4,664,813	$(4,103,459)	$ —	$ —	$814,060	$24,741	814,060

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$25,600,343(1)	$ —	$ —	$25,600,343
Short-Term Investments:
Affiliated Fund	814,060	—	—	814,060
Securities Lending Collateral	200,393	—	—	200,393
Total Investments	$26,614,796	$ —	$ —	$26,614,796

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.
3